Cover	Mar. 14, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 14, 2024
File Number	333-255392
Registrant Name	ANKAM, INC.
Entity Central Index Key	0001781629
Tax Identification Number	61-1900749
Incorporation State Country Code	NV
AddressLine1	5348 Vegas Drive,
AddressCity	Las Vegas
AddressStat	NV
Address PostalZipCode	89108
CityAreaCode	995
LocalPhoneNumber	599420389
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Emerging growth company	true
Ex Transition Period	false